                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       September 30, 2000
                                               ---------------------------------


Check here if Amendment [ X ]; Amendment Number: 1
                                                 -
     This Amendment (Check only one.):  [X] is a restatement.
                                        [  ]     adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Eminence Capital, LLC
Address:      200 Park Avenue, Suite 3300
              New York, New York  10166


Form 13F File Number:  28-05589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Ricky C. Sandler
Title:   Managing Member
Phone:   (212) 808-3590

Signature, Place, and Date of Signing:

         /s/ RICKY C. SANDLER                     New York, New York                        May 16, 2001
------------------------------------              ------------------                        ------------
             [Signature]                             [City, State]                              [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                    0
                                                 -------------

Form 13F Information Table Entry Total:               57
                                                 -------------

Form 13F Information Table Value Total:            $339,263
                                                 -------------
                                                  (thousands)

List of Other Included Managers:

None
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Form 13F INFORMATION TABLE - Eminence Capital LLC (quarter ended 9/30/2000)

COLUMN 1                                  COLUMN 2          COLUMN 3     COLUMN 4        COLUMN 5

NAME OF ISSUER                            TITLE OF CLASS    CUSIP        VALUE (X1000)   SHRS OR PRN AMOUNT SH/ PRN
Act Mfg Inc                               Common               973107         1,319                 25,000 Shares
AnnTaylor Stores Corp                     Common             36115103         3,844                100,000 Shares
Astropower Inc                            Common            04644A101         1,189                 30,000 Shares
Clear Channel Communications              Common            184502102         6,780                120,000 Shares
Claires Stores Inc                        Common            179584107         2,160                120,000 Shares
Cost Plus Inc Calif                       Common            221485105           753                 25,000 Shares
D R Horton Inc                            Common            23331A109         3,016                175,488 Shares
Dollar Tree Stores Inc                    Common            256747106         1,014                 25,000 Shares
Dun & Bradstreet Corp Del                 Common            26483B106         9,470                275,000 Shares
Duane Reade Inc                           Common            263578106         1,213                 50,000 Shares
Daisytek Intl Corp                        Common            234053106         5,303                840,000 Shares
Energizer Hldgs Inc                       Common            29266R108        11,319                462,000 Shares
First Data Corp                           Common            319963104         8,789                225,000 Shares
Finlay Enterprises Inc                    Com New           317884203         5,950                425,000 Shares
Fortune Brands Inc                        Common            349631101         6,758                255,000 Shares
Globalstar Telecommunications Ltd         Common            G3930H104         1,810                209,800 Shares
Harrahs Entmt Inc                         Common            413619107         9,081                330,200 Shares
Household Intl Inc                        Common            441815107         5,379                 95,000 Shares
Starwood Hotels&Resorts Wrldwd            Paired CTF        85590A203        14,844                475,000 Shares
Insignia Finl Group Inc New               Common            45767A105        12,342              1,204,100 Shares
Imax Corp                                 Common            4.52E+113         2,473                146,000 Shares
Inamed Corp                               Common            453235103         2,278                 81,000 Shares
Iron Mtn Inc Pa                           Common            462846106        22,200                600,000 Shares
Kaufman & Broad Home Corp                 Common            486168107         2,451                 91,000 Shares
Lennar Corp                               Common            526057104         6,234                210,000 Shares
AT&T Corp                                 Com Lib GrpA        1957208         1,626                 90,000 Shares
LNR Ppty Corp                             Common            501940100        18,419                832,500 Shares
Mattel Inc                                Common            577081102         2,797                250,000 Shares
Methode Electrs Inc                       Common            591520200         1,063                 23,990 Shares
Omnicare Inc                              Common            681904108        19,277              1,195,500 Shares
Office Depot Inc                          Common            676220106         5,078                650,000 Shares
Palm Inc                                  Common            696642107         7,743                146,262 Shares
Prime Hospitality Corp                    Common            741917108         2,177                215,000 Shares
PF Changs China Bistro Inc                Common            69333Y108           864                 25,000 Shares
PFSWeb Inc                                Common            717098107         1,587                769,506 Shares
Pre Paid Legal Svcs Inc                   Common            740065107         1,131                 35,000 Shares
Payless Shoesource Inc                    Common            704379106         7,000                125,000 Shares
Polo Ralph Lauren Corp                    CL A              731572103         6,458                400,500 Shares
Resmed Inc                                Common            761152107           469                 15,000 Shares
Ross Stores Inc                           Common            778296103         6,397                445,000 Shares
Rayovac Corp                              Common            755081106           514                 30,000 Shares
IMS Health Inc                            Common            449934108        14,525                700,000 Shares
SBC Communications Inc                    Common            78387G103        16,250                325,000 Shares

Spherion Corp                             Common            848420105       2,567                  215,000 Shares
Scripps EW Co Ohio                        Common            811054204      17,761                  328,900 Shares
Steiner Leisure Ltd                       Common            P8744Y102       7,775                  347,500 Shares
Medallion Finl Corp                       Common            583928106         841                   50,000 Shares
Telephone & Data Sys Inc                  Common            879433100      13,173                  119,000 Shares
Toll Brothers Inc                         Common            889478103       3,850                  112,000 Shares
Take-Two Interactive Software             Common            874054109       2,513                  200,000 Shares
Tweeter Home Entmt Group Inc              Common            901167106         908                   25,000 Shares
URS Corp New                              Common            903236107       1,663                  125,500 Shares
United States Cellular Corp               Common            911684108       8,855                  126,500 Shares
United Stationers Inc                     Common            913004107       5,375                  200,000 Shares
Verizon Communications                    Common            9234V104        7,750                  160,000 Shares
Tetra Tech Inc New                        Common            88162G103       4,284                  150,000 Shares
Yankee Candle Inc                         Common            984757104         604                   30,000 Shares

            COLUMN 6                 COLUMN 7         COLUMN 8
                                                      VOTING AUTHORITY
PUT/ CALL   INVESTMENT DISCRETION    OTHER MANAGERS   SOLE               SHARED    NONE
            Sole                                                25,000
            Sole                                               100,000
            Sole                                                30,000
            Sole                                               120,000
            Sole                                               120,000
            Sole                                                25,000
            Sole                                               175,488
            Sole                                                25,000
            Sole                                               275,000
            Sole                                                50,000
            Sole                                               840,000
            Sole                                               462,000
            Sole                                               225,000
            Sole                                               425,000
            Sole                                               255,000
            Sole                                               209,800
            Sole                                               330,200
            Sole                                                95,000
            Sole                                               475,000
            Sole                                             1,204,100
            Sole                                               146,000
            Sole                                                81,000
            Sole                                               600,000
            Sole                                                91,000
            Sole                                               210,000
            Sole                                                90,000
            Sole                                               832,500
            Sole                                               250,000
            Sole                                                23,990
            Sole                                             1,195,500
            Sole                                               650,000
            Sole                                               146,262
            Sole                                               215,000
            Sole                                                25,000
            Sole                                               769,506
            Sole                                                35,000
            Sole                                               125,000
            Sole                                               400,500
            Sole                                                15,000
            Sole                                               445,000
            Sole                                                30,000
            Sole                                               700,000
            Sole                                               325,000

            Sole                                               215,000
            Sole                                               328,900
            Sole                                               347,500
            Sole                                                50,000
            Sole                                               119,000
            Sole                                               112,000
            Sole                                               200,000
            Sole                                                25,000
            Sole                                               125,500
            Sole                                               126,500
            Sole                                               200,000
            Sole                                               160,000
            Sole                                               150,000
            Sole                                                30,000